REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION (Schedule of Revenues within Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues by geographic areas:
Revenues	$ 14,712	$ 7,066	$ 12,472
United States [Member]
Revenues by geographic areas:
Revenues	11,450	5,642	10,817
Asia [Member]
Revenues by geographic areas:
Revenues	1,493	300	300
Israel [Member]
Revenues by geographic areas:
Revenues	571	440	400
Europe [Member]
Revenues by geographic areas:
Revenues	923	376	561
Other [Member]
Revenues by geographic areas:
Revenues	$ 275	$ 308	$ 394